Fair Value Measurements (Details Textual) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Oct. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Convertible Debt, Fair Value Disclosures	$ 591,000	$ 800,000		$ 1,800,000
Time Deposits, at Carrying Value	$ 53,000		$ 53,000	$ 53,000	$ 53,000
Time Deposits Annual Interest Rate	0.20%		0.20%		0.50%